NUVEEN MUTUAL FUNDS

SUPPLEMENT DATED MARCH 29, 2019

TO PROSPECTUSES

Nuveen Municipal Trust
Prospectus dated July 31, 2018

Nuveen Multistate Trust I
Prospectus dated September 28, 2018

Nuveen Multistate Trust II
Prospectus dated June 29, 2018

Nuveen Multistate Trust III
Prospectus dated September 28, 2018

Nuveen Multistate Trust IV
Prospectus dated September 28, 2018

Nuveen Investment Funds, Inc.
Prospectus dated July 31, 2018

1.	Replace the introductory paragraph in the section “Fund Summaries—Fees and Expenses of the Fund” for each Fund with the following:

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page [page number listed in prospectus] of the Fund’s prospectus and “Purchase and Redemption of Fund Shares” on page [page number listed in prospectus] of the Fund’s statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

2.	Replace the first six sentences of the first paragraph of the section “Fund Summaries—Purchase and Sale of Fund Shares” for each Fund with the following:

You may purchase, redeem or exchange shares of the Fund on any business day through a financial advisor or other financial intermediary. Class C2 shares are available only through exchanges from other Nuveen Municipal Bond Funds and dividend reinvestments by current Class C2 shareholders. The Fund’s initial and subsequent investment minimums generally are as follows, although certain financial intermediaries may impose their own investment minimums and the Fund may reduce or waive the minimums in some cases:

3.

Add the following as an additional category of eligibility for purchasing Class I shares in the fourth paragraph in the section “How You can Buy and Sell Shares—What Share Classes We Offer—Class I Shares”:

•

Investors purchasing through a brokerage platform of a financial intermediary that has an agreement with the Distributor to offer such shares solely when acting as an agent for such investors. Investors transacting through a financial intermediary’s brokerage platform may be required to pay a commission directly to the intermediary.

4.	Add the following paragraph immediately after the last paragraph in the section “General Information—Distribution and Service Payments—Other Payments by the Distributor and Nuveen Fund Advisors”:

There is some uncertainty concerning whether the types of payments described above may be made to or received by a financial intermediary with respect to Class I shares offered through the intermediary’s brokerage platform where the intermediary imposes commissions on purchases and redemptions of such shares. Such payments may be terminated in light of future regulatory developments.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-MSSTP-0319P

NUVEEN CALIFORNIA HIGH YIELD MUNICIPAL BOND FUND

NUVEEN CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND

NUVEEN CALIFORNIA MUNICIPAL BOND FUND

SUPPLEMENT DATED MARCH 29, 2019

TO THE PROSPECTUS DATED JUNE 29, 2018

1.	Replace the introductory paragraph in the sections “Fund Summaries—Fees and Expenses of the Fund” for each Fund with the following:

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page [page number listed in prospectus] of the Fund’s prospectus and “Purchase and Redemption of Fund Shares” on page [page number listed in prospectus] of the Fund’s statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

The tables and example below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

2.

Replace the first six sentences of the first paragraph of each of the sections “Fund Summaries—Nuveen California High Yield Municipal Bond Fund—Purchase and Sale of Fund Shares” and “Fund Summaries—Nuveen California Municipal Bond Fund—Purchase and Sale of Fund Shares” with the following:

You may purchase, redeem or exchange shares of the Fund on any business day through a financial advisor or other financial intermediary. Class C2 shares are available only through exchanges from other Nuveen Municipal Bond Funds and dividend reinvestments by current Class C2 shareholders. The Fund’s initial and subsequent investment minimums generally are as follows, although certain financial intermediaries may impose their own investment minimums and the Fund may reduce or waive the minimums in some cases:

3.	Replace the first five sentences of the first paragraph of the section “Fund Summaries—Nuveen California Intermediate Municipal Bond Fund—Purchase and Sale of Fund Shares” with the following:

You may purchase, redeem or exchange shares of the Fund on any business day through a financial advisor or other financial intermediary. The Fund’s initial and subsequent investment minimums generally are as follows, although certain financial intermediaries may impose their own investment minimums and the Fund may reduce or waive the minimums in some cases:

4.

Add the following as an additional category of eligibility for purchasing Class I shares in the fourth paragraph in the section “How You can Buy and Sell Shares—What Share Classes We Offer—Class I Shares”:

•

Investors purchasing through a brokerage platform of a financial intermediary that has an agreement with the Distributor to offer such shares solely when acting as an agent for such investors. Investors transacting through a financial intermediary’s brokerage platform may be required to pay a commission directly to the intermediary.

5.	Add the following paragraph immediately after the last paragraph in the section “General Information—Distribution and Service Payments—Other Payments by the Distributor and Nuveen Fund Advisors”:

There is some uncertainty concerning whether the types of payments described above may be made to or received by a financial intermediary with respect to Class I shares offered through the intermediary’s brokerage platform where the intermediary imposes commissions on purchases and redemptions of such shares. Such payments may be terminated in light of future regulatory developments.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-CA3P-0319P

NUVEEN MUTUAL FUNDS

SUPPLEMENT DATED MARCH 29, 2019

TO STATEMENTS OF ADDITIONAL INFORMATION

Nuveen Municipal Trust
Statement of Additional Information dated
July 31, 2018

Nuveen Multistate Trust I
Statement of Additional Information dated
September 28, 2018

Nuveen Multistate Trust II
Statements of Additional Information dated
June 29, 2018

Nuveen Multistate Trust III
Statement of Additional Information dated
September 28, 2018

Nuveen Multistate Trust IV
Statement of Additional Information dated
September 28, 2018

Nuveen Investment Trust
Statements of Additional Information dated
October 31, 2018
Statement of Additional Information dated
December 31, 2018

Nuveen Investment Trust II
Statement of Additional Information dated
October 31, 2018
Statement of Additional Information dated
November 27, 2018
Statements of Additional Information dated
November 30, 2018
Statement of Additional Information dated
December 12, 2018
Statements of Additional Information dated
December 31, 2018

Nuveen Investment Trust III
Statement of Additional Information dated
January 31, 2019

Nuveen Investment Trust V
Statement of Additional Information dated
April 10, 2018
Statement of Additional Information dated
November 15, 2018
Statement of Additional Information dated
November 30, 2018
Statements of Additional Information dated
January 31, 2019

Nuveen Investment Funds, Inc.
Statement of Additional Information dated
April 30, 2018
Statement of Additional Information dated
July 31, 2018
Statement of Additional Information dated
September 28, 2018
Statement of Additional Information dated
October 31, 2018
Statement of Additional Information dated
February 28, 2019

Nuveen Strategy Funds, Inc.
Statement of Additional Information dated
December 31, 2018

The following is added as an additional category of eligibility for purchasing Class I shares in the third paragraph of the section “Purchase and Redemption of Fund Shares—Class I Shares”:

•

Investors purchasing through a brokerage platform of a financial intermediary that has an agreement with the Distributor to offer such shares solely when acting as an agent for such investors. Investors transacting through a financial intermediary’s brokerage platform may be required to pay a commission directly to the intermediary.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-MFSAI-0319P